Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities in Condensed Consolidated Balance Sheet

The presentation of right-of-use assets and lease liabilities in the condensed consolidated balance sheet is as follows:

		June 30,	December 31,
(In thousands)	Classification	2024	2023
Assets
Right-of-use asset	Right-of-use assets	$286	$342
Total Leased Assets		$286	$342

Liabilities
Current
Operating lease liability	Other current liabilities	$(120)	$(109)
Non-current
Operating lease liability	Lease liabilities	$(172)	$(235)
Total Lease Liability		$(292)	$(344)

The presentation of right-of-use assets and lease liabilities in the consolidated balance sheet is as follows:

		December 31,
(In thousands)	Classification	2023
Assets
Right-of-use asset	Right-of-use assets	$342
Total Leased Assets		$342

Liabilities
Current
Operating lease liability	Other current liabilities	$(109)
Non-current
Operating lease liability	Lease liabilities	$(235)
Total Lease Liability		$(344)

Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases

The future minimum lease payments under non-cancellable operating leases as of June 30, 2024 for the next five years and thereafter are as follows:

(in thousands)
Remainder of 2024	$77
2025	157
2026	107
2027	—
2028	—
Thereafter	—
Total minimum payments required	341
Less: implied interest	(49)
Present value of lease liabilities	$292

The future minimum lease payments under non-cancellable operating leases as of December 31, 2023 for the next five years and thereafter are as follows:

(in thousands)
2024	$153
2025	157
2026	107
2027	—
2028	—
Thereafter	—
Total minimum payments required	417
Less: implied interest	(73)
Present value of lease liabilities	$344